STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2011
STOCK-BASED COMPENSATION [Abstract]
Schedule of Share-based Payment Award, Restricted Stock Units, Valuation Assumptions
The following are the key assumptions used in this valuation:

	2011	2010
Risk Free Interest Rate:	1.18%	0.72%
Expected Stock Price Volatility:	49.2%	50.4%
Expected Service Period:	2.7 years	3.0 years
Expected Dividend Yield (assuming full reinvestment):	—%	—%

Summary of Option Activity
A summary of the option activity is presented in the following table (dollars in thousands, except per share amounts):

	Range of Per Share Exercise Price	Shares Under Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2010	$11.99 - 21.83	450,067	$17.65	3.91	$3,888
Granted	—	—	—
Exercised	11.99	(45,657)	11.99
Forfeited	—	—	—

Outstanding as of December 31, 2011	$12.34 - 21.83	404,410	$18.29	3.30	$3,530

Exercisable as of December 31, 2011	$12.34 - 21.83	268,695	$18.33	2.71	$2,403

Schedule of Share-based Compensation, Restricted Stock Units Award Activity
The following table summarizes additional information concerning restricted stock units at December 31, 2011 (dollars in thousands, except per share amounts):

Restricted Stock Units	Unvested Units as of December 31, 2010	Granted	Vested	Unvested Units as of December 31, 2011	Aggregate Intrinsic Value of Unvested Units	Weighted Average Remaining Vesting Period as of December 31, 2011 (Months)
Time-Based Units	97,643	928	—	98,571	$1,700	46.5
FFO Units	97,639	927	—	98,566	1,700	36.0
TSR Units	97,642	927	—	98,569	1,635	36.0
Carry-Over Units	74,717	—	(31,144)	43,573	771	19.3
Make-Whole Units	86,878	—	(21,719)	65,159	1,124	34.5
Initial Board Award	8,752	—	(4,368)	4,384	80	11.4
Annual Board Award	5,104	9,612	(9,904)	4,812	80	5.4
	468,375	12,394	(67,135)	413,634	$7,090	35.9

Weighted Average Grant Date Fair Value Per Unit	$17.32	$16.74	$18.36	$17.14